RELATED-PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On December 7, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 5,750,000 shares of Class B common stock (the “Founder Shares”). On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share transactions. The Founder Shares include an aggregate of up to 900,000 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment is not exercised in full or in part, so that the Sponsor will collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor does not purchase any Public Shares in the Initial Public Offering). As a result of the underwriter’s election to fully exercise their over-allotment option, which was consummated on February 4, 2021, no Founder Shares were forfeited.
The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after the completion of a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.
Administrative Services Agreement
The Company entered into an agreement, commencing on February 2, 2021 and continuing until the earlier of the Company’s consummation of a Business Combination or the Company’s liquidation, to the Company will pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services. For the three and nine months ended September 30, 2021, the Company incurred and paid $30,000 and $80,000 of such fees.
Promissory Note — Related Party
On December 7, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The
Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2021 and (ii) the completion of the Initial Public Offering. The outstanding balance under the Note of $136,833 was repaid at the closing of the Initial Public Offering on February 4, 2021.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.
On June 21, 2021, the Company issued an unsecured promissory note (the “2021 Note”) in the principal amount of $1,000,000 to the Sponsor. The Note is non-interest bearing and payable upon the consummation of a Business Combination. Up to $1,000,000 of such loans may be convertible into warrants at a price of $1.50 per warrant. The warrants would be identical to the Private Warrants. The 2021 Note was valued using the fair value method. The value of the note as of September 30, 2021 was $631,400. As of September 30, 2021, the full $1,000,000 of the note was drawn.
The Company assessed the provisions of the 2021 Note under ASC 815-15. Because the 2021 Note does not accrue interest and is not exercisable prior to the consummation of a Business Combination, we valued the note on an “as-converted” basis within Level 3 of the fair value hierarchy.
For the 2021 Note, the assumptions used to value the promissory note using the fair value method were consistent with those utilized in the Company’s valuation for the Private Placement Warrants and are detailed below:

September 30, 2021
Expected volatility (%)	15.8%
Risk-free interest rate (%)	0.94%
Expected dividend yield (%)	0.0%
Conversion price	$1.50
Underlying share price	9.94
Underlying value per private warrant	$0.95
Convertible notes amount	$1,000,000
Fair value of the conversion feature	$631,400
Sponsor Agreement
In connection with the execution of the Business Combination Agreement, the Sponsor, the Company’s directors and members of the Company’s team of advisors (the “Advisors”) (collectively, the “Sponsor Agreement Parties”) entered into a sponsor support agreement (the “Sponsor Agreement”) with the Company and Pear, pursuant to which the Sponsor Agreement Parties agreed to, among other things, (i) vote at any meeting of our shareholders all of their shares of Class A common stock and Class B common stock in favor of each Transaction Proposal (as defined in the Business Combination Agreement), (ii) be bound by certain other covenants and agreements related to the Merger and (iii) be bound by certain transfer restrictions with respect to such common stock, in each case, on the terms and subject to the conditions set forth in the Sponsor Agreement.
The Sponsor has also agreed, subject to certain exceptions, not to transfer 1,269,600 of the Company’s Class B Shares held by it and to have 922,453 of its Private Placement Warrants held in trust, in each case, until such securities are released under the Sponsor Agreement. Pursuant to the Sponsor Agreement, (i) 423,200 of such Class B shares and 307,485 of such Private Placement Warrants will be released upon the Company’s common stock achieving $12.50 as its volume weighted average price per share for any 20 trading days within a 30 consecutive trading day period, (ii) 423,200 of such Class B shares and 307,484 of such Private Placement Warrants will be released upon the Company’s common stock achieving $15.00 as its volume weighted average price per share for any 20 trading days within a 30 consecutive trading day period, and (iii) 423,200 of such Class B Shares and 307,484 of such Private Placement Warrants will be released upon the Company’s common stock achieving $17.50 as its volume weighted average price per share for any 20 trading days within a 30 consecutive trading day period, in each case, during the Earn Out Period (as defined in the Sponsor Agreement). Any such Class B shares or Private Placement Warrants not vested prior to the fifth anniversary of the closing of the merger will be deemed to be forfeited. The Class B shares held by the Sponsor’s directors and Advisors will not be subject to vesting or forfeiture. RELATED-PARTY TRANSACTIONS
Certain holders of Series A preferred stock had representation on the Company’s board of directors and purchased shares of Series B preferred stock pursuant to the Series B Agreement. Certain holders of Series A and B preferred stock had representation on the Company’s board of directors and purchased shares of Series C preferred stock pursuant to the Series C Agreement. Certain holders of Series A, B and C preferred stock had representation on the Company’s board of directors and purchased shares of Series D preferred stock pursuant to the Series D Agreement.
In December 2020, in connection with the D-2 Preferred Stock offering, the Company completed a tender offer. In connection with the tender offer, the Company purchased 2,788,732 shares of common stock from the CEO, and 41,100 common shares from certain eligible employees, at a purchase price of $3.9433 per share totaling $11,159 and resulting in a stock-based compensation expense of $7,254, representing the difference between the purchase price and the estimated fair value of the common stock on the date of the sale. The Company also repurchased 1,656,467 common shares from other shareholders for a total purchase price of $6,532. In total, the Company repurchased 4,486,299 shares of common stock from investors having a total purchase price of $17,691.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On December 7, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 5,750,000 shares of Class B common stock (the “Founder Shares”). On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Note 8). The Founder Shares include an aggregate of up to 900,000 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment is not exercised in full or in part, so that the Sponsor will collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Proposed Public Offering (assuming the Sponsor does not purchase any Public Shares in the Proposed Public Offering).
The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after the completion of a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.
Promissory Note—Related Party
On December 7, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2021 and (ii) the completion of the Proposed Public Offering. As of December 31, 2020, there was $45,527 outstanding under the Promissory Note.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.
Administrative Services Agreement
The Company will enter into an agreement that will provide that, subsequent to the closing of the Proposed Public Offering and continuing until the earlier of the Company’s consummation of a Business Combination or the Company’s liquidation, to the Company will pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services.
RELATED-PARTY TRANSACTIONS Certain holders of Series A preferred stock had representation on the Company’s board of directors and purchased shares of Series B preferred stock pursuant to the Series B Agreement. Certain holders of Series A and B preferred stock had representation on the Company’s board of directors and purchased shares of Series C preferred stock pursuant to the Series C Agreement. Certain holders of Series A, B and C preferred stock had representation on the Company’s board of directors and purchased shares of Series D preferred stock pursuant to the Series D Agreement. See Note 10, Convertible Preferred Stock and Note 12, Stock Incentive Plan, for more information on related party transactions in connection with the tender offer and Series D convertible preferred stock offering.